Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment
Schedule of Property, plant and equipment

In € thousand	June 30, 2023	December 31, 2022
Right to land and buildings and leasehold improvements	15,737	13,807
Vehicles	87	87
Technical equipment and machinery	16,815	15,643
Office and other equipment	3,533	4,275
Assets under construction	8,684	2,887
Carrying amount	44,856	36,699